Annual Total Returns - Fidelity® Contrafund® [BarChart] - 12.31 Fidelity Contrafund K PRO-07 - Fidelity® Contrafund® - Fidelity Contrafund-Class K	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(0.02%)
Annual Return 2012	16.40%
Annual Return 2013	34.30%
Annual Return 2014	9.68%
Annual Return 2015	6.55%
Annual Return 2016	3.48%
Annual Return 2017	32.34%
Annual Return 2018	(2.07%)
Annual Return 2019	30.17%
Annual Return 2020	32.68%